Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39298
Entity Registrant Name	Sprott Inc.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	Suite 2600
Entity Address, Address Line Two	200 Bay Street
Entity Address, Address Line Three	Royal Bank Plaza, South Tower
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2J1
City Area Code	416
Local Phone Number	945-3279
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SII
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	25,786,258
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001512920
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Business Contact / Agent
Document Information [Line Items]
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	590-9200
Contact Personnel Name	CT Corporation System